Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated Balance Sheets [Abstract]
Common shares, no par values
Common shares, shares authorized	Unlimited	Unlimited
Common shares issued	275.2	175.3
Common shares outstanding	275.2	175.3